Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 26, 2017
Registrant Name	dei_EntityRegistrantName	PUTNAM DIVERSIFIED INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000836622
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PDINX
Document Creation Date	dei_DocumentCreationDate	Jun. 02, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2017
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017